INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current income tax provision (benefit) expense
Federal
State
Current
Deferred income tax provision (benefit) expense
Federal					(1,107,490)	(384,419)
State					(37,908)	(2,386,715)
Deferred					(1,145,398)	(2,771,134)
Change in valuation allowance
Federal					1,145,789	291,311
State					36,965	2,342,748
Change in valuation allowance					1,182,754	2,634,059
Income tax provision (benefit)	$ 7,224		$ 14,448	$ (38,851)	$ 37,356	$ (137,075)